Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	KRAFT HEINZ CO
Entity Central Index Key	0001637459
Amendment Flag	false
EBP
Document Information [Line Items]
Entity File Number	001-37482
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222